CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 6,614	$ 5,336	$ 5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	3,250	2,875	1,750
Depreciation and amortization	913	878	1,040
Amortization of premium and discount on investment securities, net	933	594	366
Amortization of net deferred loan origination fees	(223)	(253)	(161)
Investment securities (gains) losses, net	(169)	16	13
Origination of loans held for sale	(23,732)	(12,210)	(11,375)
Proceeds from sale of loans	23,292	12,516	11,729
Mortgage loans held for sale gains, net	(692)	(306)	(354)
Impairment of other real estate owned	175	726	0
Loss (gain) on the sale of other real estate owned	17	1	(11)
(Increase) decrease in accrued interest receivable	(36)	83	(46)
Decrease in accrued interest payable	(42)	(137)	(401)
Deferred federal income taxes	(578)	(965)	(728)
Earnings on bank-owned life insurance	(436)	(439)	(423)
Decrease in prepaid FDIC insurance	487	522	694
Stock compensation expense	305	130	0
Other, net	(37)	251	(124)
Net cash provided by operating activities	10,041	9,618	7,128
Investment securities available for sale:
Proceeds from sales, calls or mergers	6,619	7,244	5,478
Proceeds from maturities or paydown	117,381	116,067	239,397
Purchases	(119,602)	(138,027)	(252,338)
Redemption of Federal Home Loan Bank stock	477	162	19
Purchase of Federal Home Loan Bank stock	(454)	(617)	(3)
Net increase in loans	(30,439)	(27,552)	(16,007)
Investment in limited partnership	(437)	(360)	0
Purchase of fixed annuity	0	0	(1,500)
Purchase of bank-owned life insurance	0	(141)	0
Proceeds from sale of other real estate owned	1,449	34	333
Purchase of premises and equipment	(404)	(191)	(396)
Net cash used for investing activities	(25,410)	(43,381)	(25,017)
Financing Activities
Net increase in deposits	16,301	29,550	11,618
Increase (decrease) in short-term borrowings	(2,873)	7,680	2,032
Proceeds from other borrowed funds	6,500	2,500	0
Repayment of other borrowed funds	(3,521)	(4,434)	(4,850)
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash provided by financing activities	14,166	33,034	7,254
Decrease in cash and cash equivalents	(1,203)	(729)	(10,635)
Cash and cash equivalents at beginning of year	9,923	10,652	21,287
Cash and cash equivalents at end of year	$ 8,720	$ 9,923	$ 10,652